Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
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Reconciliation of Goodwill

Million US dollar	31 December 2021	31 December 2020
Acquisition cost
Balance at end of previous year	123 702	128 119

Effect of movements in foreign exchange	(5 456)	(4 723)
Acquisitions through business combinations	—	185
Transfers (to)/from intangible assets	18	—
Hyperinflation monetary adjustments	196	120

Balance at end of the period	118 461	123 702

Impairment losses
Balance at end of previous year	(2 731)	(5)

Effect of movements in foreign exchange	66	(226)
Impairment losses	—	(2 500)

Balance at end of the period	(2 665)	(2 731)

Carrying amount
at 31 December 2020	120 971	120 971

at 31 December 2021	115 796

Summary of Carrying Amount of Goodwill Allocated to Different Cash-generating Units
The carrying amount of goodwill was allocated to the different cash-generating units as follows:

Million US dollar	31 December 2021	31 December 2020
United States	33 607	33 552
Rest of North America	2 114	2 105
Mexico	12 062	12 446
Colombia	15 344	17 748
Rest of Middle Americas	22 769	24 036
Brazil	3 280	3 521
Rest of South America	1 173	1 061
Europe	2 244	2 444
South Africa	10 231	11 110
Rest of Africa	5 287	4 990
China	3 387	3 291
Rest of Asia Pacific	3 717	4 059
Global Export and Holding Companies	582	608

Total carrying amount of goodwill	115 796	120 971

Summary of Weighted Average Cost of Capital
The WACC applied in US dollar nominal terms were as follows:

Cash-generating unit	31 December 2021	31 December 2020
Colombia	6%	6%
Rest of Middle Americas	10%	9%
South Africa	8%	7%
Rest of Africa	10%	10%
Rest of Asia Pacific	6%	6%